Document and Entity Information	Dec. 09, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001492674
Document Type	8-K
Document Period End Date	Dec. 09, 2024
Entity Registrant Name	T2 BIOSYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36571
Entity Tax Identification Number	20-4827488
Entity Address, Address Line One	101 Hartwell Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(781)
Local Phone Number	761-4646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TTOO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false